Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	808,000
Proposed Maximum Offering Price per Unit	6.07
Maximum Aggregate Offering Price	$ 4,904,560.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 677.32
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Decoy Therapeutics Inc. (the "Registrant") as may be issued or issuable resulting from stock splits, stock dividends or similar transactions. (2) Includes (i) up to 800,000 shares of Common Stock that are issuable pursuant to a securities purchase agreement, dated December 12, 2024, as amended (the "Purchase Agreement"), by and between the Registrant and C/M Capital Master Fund, LP ("Capital Master"), as Purchase Shares, and (ii) up to 8,000 shares of Common Stock that are issuable to Capital Master as consideration for Capital Master's execution and delivery of the Purchase Agreement, as Commitment Shares. The Registrant will not receive any proceeds from the resale of such shares by the selling stockholder. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based on the average of the high and low prices for a share of the Registrant's Common Stock as reported on the Nasdaq Stock Market, LLC on June 8, 2026, which is a date within five business days of the filing of the Registration Statement.